Revenue from Contracts with Customers - Schedule of Current or Non Current Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Current or Non Current Liabilities [Abstract]
Advance from customers	¥ 21,946,599	$ 3,138,322	¥ 25,684,437
Deferred revenue-current	169,139,889	24,186,682	175,046,178
Deferred revenue-non-current	134,414,010	19,220,948	176,353,919
Total contract liabilities	¥ 325,500,498	$ 46,545,952	¥ 377,084,534